LEASE (Details Narrative)	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2014	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021	Dec. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)
Lease term of contract	3 years	2 years	2 years
Operating lease liability		$ 1,154,784	$ 1,986,940		$ 100,030	$ 207,049	¥ 1,389,731
Operating lease right-of-use asset		$ 1,173,616	$ 2,049,775		$ 100,029	$ 207,049	¥ 1,389,731
Operating lease discount percentage		4.75%	4.75%	4.75%	4.75%	4.75%	4.75%
Lease expiration date	May 28, 2023	Mar. 31, 2021	Mar. 31, 2021
Aixin Shangyan Hotel Management [Member]
Lease term		1 year 3 months	2 years
Minimum [Member]
Lease term		2 months 8 days	6 months
Minimum [Member] | AiXintang Pharmacises [Member]
Lease term		7 months 13 days	2 years
Maximum [Member]
Lease term		3 years 8 months 8 days	5 years
Maximum [Member] | AiXintang Pharmacises [Member]
Lease term		3 years 11 months 1 day	5 years